Segment information (Details Narrative)		9 Months Ended	12 Months Ended
	Apr. 24, 2025 Integer	Jun. 30, 2025 Integer	Sep. 30, 2024 Segment
Segment Reporting [Abstract]
Reportable segments	2	2	2